CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net profit from continuing operations	€ 24	€ 2,700	€ 3,330
Amortization and depreciation	5,143	5,445	5,507
Net losses on disposal of tangible and intangible assets	3	19	1
Net gains on disposal of investments	(22)	(15)	0
Other non-cash items	1,192	1,541	129
Dividends received	73	156	75
Change in provisions	(434)	(1,744)	842
Change in deferred taxes	894	864	457
Change due to assets sold with buy-back commitments and GDP vehicles	(249)	(65)	158
Change in inventories	983	1,017	1,399
Change in trade receivables	366	100	19
Change in trade payables	565	2,020	(1,240)
Change in other liabilities, payables and receivables	645	(1,268)	(1,213)
Cash flows (used in)/from operating activities - discontinued operations	0	(308)	484
Total	9,183	10,462	9,948
Cash flows used in investing activities:
Investments in property, plant and equipment and intangible assets	(8,600)	(8,385)	(5,392)
Investments in joint ventures, associates and unconsolidated subsidiaries	(63)	(2)	(3)
Proceeds from the sale of tangible and intangible assets	77	53	47
Proceeds from sales of investments other than investments accounted for using equity method	71	0	0
Net change in receivables from financing activities	396	336	(676)
Change in securities	207	(235)	(75)
Other changes	(3)	55	(7)
Net cash proceeds from disposal of discontinued operations	0	5,348	0
Cash flows used in investing activities - discontinued operations	0	(155)	(632)
Total	(7,915)	(2,985)	(6,738)
Cash flows from/(used) in financing activities:
Issuance of notes	3,500	0	0
Repayment of notes	(1,376)	(1,480)	(1,850)
Proceeds of other long-term debt	15,215	329	935
Repayment of other long-term debt	(8,295)	(1,163)	(2,852)
Net change in short-term debt and other financial assets/liabilities	43	(782)	1,062
Distributions paid	0	(3,056)	(1)
Other changes	0	0	11
Cash flows from/(used in) financing activities - discontinued operations	0	325	(90)
Total	9,087	(5,827)	(2,785)
Translation exchange differences	(1,513)	212	106
Total change in Cash and cash equivalents	8,842	1,862	531
Cash and cash equivalents at beginning of the period	15,014	12,450	12,638
Add: Cash and cash equivalents classified as part of disposal group held for sale	17	719	0
Total change in Cash and cash equivalents	8,842	1,862	531
Less: Cash and cash equivalents at end of the period - included within Assets held for sale	27	17	719
Cash and cash equivalents at end of the period	€ 23,846	€ 15,014	€ 12,450